Note 23 - Share Capital (Details Textual)		1 Months Ended		12 Months Ended				19 Months Ended
	May 10, 2018 $ / shares shares	May 31, 2018 USD ($) shares	May 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 USD ($) $ / shares
Statement Line Items [Line Items]
Par value per share | $ / shares				$ 0				$ 0
Total increase (decrease) in number of shares outstanding | shares		27,333,363	27,333,363
Weighted average share price		$ 6.84	$ 8.80
Percent of shares reserved for issuance under share based compensation plan				10.00%	10.00%
Maximum term of options granted for share-based payment arrangement								10 years
Fair value share options granted | $				$ 7,800,000		$ 10,100,000
Weighted average fair value at measurement date, share options granted | $				$ 3.07		$ 3.16		$ 3.07
Weighted average share price share options exercised | $					$ 8.86		$ 11.06
Share repurchase program, authorized shares, percentage of shares issued and outstanding				5.00%	5.00%
Decrease in number of shares outstanding, shares repurchased and cancelled | shares				230,000	230,000	0	0
Decrease through shares repurchased and cancelled | $				$ 1,289,000
Decrease in number of shares outstanding shares repurchased for delisting | shares				14,343	14,343
Decrease through shares repurchased for delisting | $				$ 97,000
Primero Mining Corp. [member]
Statement Line Items [Line Items]
Number of replacement stock options issued | shares	221,908
Number of replacement warrants issued | shares	366,124
Replacement warrants issued, exercise price | $ / shares	$ 100.75
Vesting on first anniversary [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement								25.00%
Vesting on each six months thereafter [member]
Statement Line Items [Line Items]
Vesting percentage for share-based payment arrangement								25.00%